UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-02151

              Bancroft Fund Ltd.

(Exact name of registrant as specified in charter)

One Corporate Center

                               Rye, New York  10580-1422

(Address of principal executive offices) (Zip code)

Jane D. O’Keeffe

Gabelli Funds, LLC

One Corporate Center

                               Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Bancroft Fund Ltd.

Third Quarter Report — July 31, 2016

(Y)our Portfolio Management Team

To Our Shareholders,

For the quarter ended July 31, 2016, the net asset value (“NAV”) total return of the Bancroft Fund was 6.0%, compared with total returns of 5.8% and 5.3% for the Bank of America Merrill Lynch U.S. Convertibles Index and the Barclays Balanced U.S. Convertibles Index, respectively. The total return for the Fund’s publicly traded shares was 11.7%. The Fund’s NAV per share was $22.50, while the price of the publicly traded shares closed at $20.15 on the NYSE MKT. See below for additional performance information.

Enclosed is the schedule of investments as of July 31, 2016.

Comparative Results

Average Annual Returns through July 31, 2016 (a)(b) (Unaudited)
	Quarter	Year to Date	1 Year	3 Year	5 Year	10 Year		Since Inception (04/20/71)
Bancroft Fund Ltd.
NAV Total Return (d)	5.97%	6.10%	0.07%	6.65%	7.36%	5.96	%(c)	8.79%(c)
Investment Total Return (e)	11.73	13.79	4.16	9.82	8.56	7.00		9.43
Bank of America Merrill Lynch U.S. Convertibles Index	5.78	4.20	(3.06)	4.54	5.80	4.07		N/A(f)
Barclays Balanced U.S. Convertibles Index	5.32	6.26	(0.41)	3.98	6.17	5.16		N/A(g)
Standard & Poor’s (“S&P”) 500 Index	5.82	7.66	5.61	11.16	13.38	7.75		10.22(h)
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. NAV returns would have been lower had Gabelli Funds, LLC (the “Adviser”) not reimbursed certain expenses of the Fund. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The Bank of America Merrill Lynch U.S. Convertibles Index is a market value weighted index of all dollar denominated convertible securities that are exchangeable into U.S. equities that have a market value of more than $50 million. The Barclays Balanced U.S. Convertibles Index is a market value weighted index that tracks the performance of publicly placed, dollar denominated convertible securities that are between 40% and 80% sensitive to movements in their underlying common stocks. The S&P 500 Index is an unmanaged indicator of stock market performance. Dividends and interest income are considered reinvested. You cannot invest directly in an index.

(b)	The Fund’s fiscal year ends on October 31.
(c)	Total return and average annual returns have not been adjusted for the 2008 tender offer.
(d)

Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date for the period beginning November 2015, and are net of expenses. For the period December 2008 through October 2015, distributions were reinvested on the payable date using market prices. For the period May 2006 through November 2008, distributions were reinvested on payable date using NAV. Total returns and average annual returns were adjusted for the 1988 rights offering (no adjustments were made for the 1989, 2003, and 2008 rights offerings). Since inception return is based on an initial NAV of $22.92.

(e)

Total returns and average annual returns reflect changes in closing market values on the NYSE MKT and reinvestment of distributions. Total returns and average annual returns were adjusted for the 1988 rights offering (no adjustments were made for the 1989, 2003, and 2008 rights offerings). Since inception return is based on an initial offering price of $25.00.

(f)	The Bank of America Merrill Lynch U.S. Convertibles Index inception date is December 31, 1994.
(g)	The Barclays Balanced U.S. Convertibles Index inception date is January 1, 2003.
(h)	From April 30, 1971, the date closest to the Fund’s inception for which data is available.

Bancroft Fund Ltd.

Schedule of Investments — July 31, 2016 (Unaudited)

Principal Amount		Market Value
	CONVERTIBLE CORPORATE BONDS — 62.6%
	Automotive — 0.4%
$ 500,000	Tesla Motors Inc., 1.250%, 03/01/21	$441,563

	Building and Construction — 1.0%
1,000,000	Dycom Industries Inc., 0.750%, 09/15/21(a)	1,181,875

	Business Services — 1.6%
1,500,000	Blucora Inc., 4.250%, 04/01/19	1,402,500
500,000	Monster Worldwide Inc., 3.500%, 10/15/19	440,937

		1,843,437

	Communications Equipment — 4.7%
1,550,000	CalAmp Corp., 1.625%, 05/15/20	1,457,000
1,000,000	Harmonic Inc., 4.000%, 12/01/20(a)	861,250
1,000,000	Infinera Corp., 1.750%, 06/01/18	1,040,000
1,750,000	InterDigital, Inc., 1.500%, 03/01/20	1,887,813

		5,246,063

	Computer Hardware — 1.5%
1,500,000	Mentor Graphics Corp., 4.000%, 04/01/31	1,647,195

	Computer Software and Services — 17.0%
1,500,000	Bottomline Technologies Inc., 1.500%, 12/01/17	1,525,313
1,000,000	CSG Systems International Inc., 4.250%, 03/15/36(a)	1,067,500
1,500,000	EnerNOC Inc., 2.250%, 08/15/19	1,138,125
1,500,000	FireEye Inc., Ser. B, 1.625%, 06/01/35	1,377,187
1,250,000	MercadoLibre Inc., 2.250%, 07/01/19	1,689,063
1,000,000	Nuance Communications Inc., 1.500%, 11/01/35	995,625
1,250,000	Proofpoint Inc., 0.750%, 06/15/20	1,475,781
1,000,000	PROS Holdings Inc., 2.000%, 12/01/19	935,625
725,000	Red Hat Inc., 0.250%, 10/01/19	893,109
1,500,000	Synchronoss Technologies Inc., 0.750%, 08/15/19	1,562,813
200,000	Take-Two Interactive Software Inc., 1.750%, 12/01/16	421,125

Principal Amount		Market Value
$ 1,500,000	The Priceline Group, Inc., 1.000%, 03/15/18	$2,229,375
1,000,000	Twitter Inc., 1.000%, 09/15/21	903,125
1,500,000	Verint Systems Inc., 1.500%, 06/01/21	1,415,625
1,500,000	Web.com Group Inc., 1.000%, 08/15/18	1,414,687

		19,044,078

	Consumer Products — 0.6%
616,000	JAKKS Pacific Inc., 4.875%, 06/01/20(a)	668,745

	Consumer Services — 2.0%
1,000,000	Carriage Services Inc., 2.750%, 03/15/21	1,201,875
1,000,000	Extra Space Storage LP, 3.125%, 10/01/35(a)	1,102,500

		2,304,375

	Diversified Industrial — 1.4%
750,000	Kaman Corp., 3.250%, 11/15/17(a)	998,906
500,000	TimkenSteel Corp., 6.000%, 06/01/21	547,813

		1,546,719

	Energy and Utilities — 3.7%
1,500,000	Cheniere Energy Inc., 4.250%, 03/15/45	906,563
500,000	Clean Energy Fuels Corp., 5.250%, 10/01/18(a)	368,437
259,000	Goodrich Petroleum Corp., 5.000%, 10/01/32	699
750,000	SolarCity Corp., 2.750%, 11/01/18	613,125
	SunEdison Inc.,
750,000	0.250%, 01/15/20(a)	33,750
500,000	2.750%, 01/01/21	22,500
	SunPower Corp.,
1,000,000	0.875%, 06/01/21	812,500
1,000,000	4.000%, 01/15/23(a)	871,875
500,000	Weatherford International Ltd., 5.875%, 07/01/21	556,875

		4,186,324

	Entertainment — 0.8%
1,125,000	Global Eagle Entertainment Inc., 2.750%, 02/15/35	864,844

	Financial Services — 2.7%
500,000	Blackhawk Network Holdings Inc., 1.500%, 01/15/22(a)	512,500

See accompanying notes to schedule of investments.

Bancroft Fund Ltd.

Schedule of Investments (Continued) — July 31, 2016 (Unaudited)

Principal Amount		Market Value
	CONVERTIBLE CORPORATE BONDS (Continued)
	Financial Services (Continued)
$ 1,500,000	BlackRock Capital Investment Corp., 5.500%, 02/15/18	$1,545,000
1,250,000	Encore Capital Group Inc., 3.000%, 07/01/20	999,218

		3,056,718

	Health Care — 12.4%
500,000	Aceto Corp., 2.000%, 11/01/20(a)	505,937
750,000	ANI Pharmaceuticals Inc., 3.000%, 12/01/19	870,000
525,000	Array BioPharma Inc., 3.000%, 06/01/20	467,250
750,000	Exelixis Inc., 4.250%, 08/15/19	1,301,250
1,250,000	Horizon Pharma Investment Ltd., 2.500%, 03/15/22	1,242,969
500,000	Incyte Corp., 1.250%, 11/15/20	933,125
334,000	Intercept Pharmaceuticals Inc., 3.250%, 07/01/23	378,046
710,000	Jazz Investments I Ltd., 1.875%, 08/15/21	779,225
1,000,000	Molina Healthcare Inc., 1.625%, 08/15/44	1,168,750
750,000	NuVasive Inc., 2.250%, 03/15/21(a)	919,687
200,000	OPKO Health Inc., 3.000%, 02/01/33(a)(b)	326,875
500,000	Quidel Corp., 3.250%, 12/15/20	510,313
668,000	Repligen Corp., 2.125%, 06/01/21	741,063
750,000	Teligent Inc., 3.750%, 12/15/19	727,500
1,000,000	The Medicines Co., 2.500%, 01/15/22	1,318,125
500,000	Trinity Biotech Investment Ltd., 4.000%, 04/01/45	467,500
1,250,000	Vitamin Shoppe Inc., 2.250%, 12/01/20(a)	1,221,094

		13,878,709

	Metals and Mining — 1.1%
600,000	Royal Gold Inc., 2.875%, 06/15/19	686,625
500,000	RTI International Metals Inc., 1.625%, 10/15/19	554,375

		1,241,000

Principal Amount		Market Value
	Real Estate Investment Trusts — 1.8%
$ 1,000,000	Colony Capital Inc., 5.000%, 04/15/23	$989,375
1,000,000	IAS Operating Partnership LP, 5.000%, 03/15/18(a)	992,500

		1,981,875

	Semiconductors — 5.7%
500,000	Cypress Semiconductor Corp., 4.500%, 01/15/22(a)	559,063
750,000	Inphi Corp., 1.125%, 12/01/20(a)	842,813
800,000	Knowles Corp., 3.250%, 11/01/21(a)	820,000
2,000,000	Micron Technology Inc., 3.000%, 11/15/43	1,622,500
300,000	NVIDIA Corp., 1.000%, 12/01/18	849,937
1,500,000	NXP Semiconductors NV, 1.000%, 12/01/19	1,674,375

		6,368,688

	Telecommunications — 1.4%
1,000,000	Alaska Communications Systems Group Inc., 6.250%, 05/01/18	973,750
200,000	Oclaro Inc., 6.000%, 02/15/20	613,375

		1,587,125

	Transportation — 2.8%
1,500,000	Atlas Air Worldwide Holdings Inc., 2.250%, 06/01/22	1,487,813
1,125,000	Echo Global Logistics Inc., 2.500%, 05/01/20	1,113,047
1,000,000	Hornbeck Offshore Services Inc., 1.500%, 09/01/19	590,625

		3,191,485

	TOTAL CONVERTIBLE CORPORATE BONDS	70,280,818

Shares
	CONVERTIBLE PREFERRED STOCKS — 9.2%
	Agriculture — 0.9%
10,000	Bunge Ltd., 4.875%	999,000

	Business Services — 0.7%
694,670	Amerivon Holdings LLC, 4.000%	733,636
272,728	Amerivon Holdings LLC, common equity units,	16,363

		749,999

See accompanying notes to schedule of investments.

Bancroft Fund Ltd.

Schedule of Investments (Continued) — July 31, 2016 (Unaudited)

Shares		Market Value
	CONVERTIBLE PREFERRED STOCKS (Continued)
	Energy and Utilities — 0.3%
1,050	Chesapeake Energy Corp., 5.750%	$336,000

	Financial Services — 5.3%
1,500	Bank of America Corp., 7.250%	1,809,000
500	Cowen Group Inc., Ser. A, 5.625%	328,625
1,250	Huntington Bancshares, Inc., 8.500%	1,800,000
1,500	Wells Fargo & Co., 7.500%	1,996,890

		5,934,515

	Food and Beverage — 0.8%
5,000	Post Holdings Inc., 3.750%	936,000

	Real Estate Investment Trusts — 1.2%
20,000	Welltower Inc., 6.500%	1,405,000

	TOTAL CONVERTIBLE PREFERRED STOCKS	10,360,514

	MANDATORY CONVERTIBLE SECURITIES (c) — 28.2%
	Automotive — 0.3%
5,000	Fiat Chrysler Automobiles N.V., 7.875%, 12/15/16	312,813

	Computer Software and Services — 0.5%
5,000	MTS Systems Corp., 8.750%, 07/01/19	561,500

	Energy and Utilities — 5.3%
15,000	Anadarko Petroleum Corp., 7.500%, 06/07/18	570,600
500	Belden Inc., 6.750%, 07/15/19	53,435
20,000	Dominion Resources Inc., 6.375%, 07/01/17	1,042,800
15,666	Hess Corp., 8.000%, 02/01/19	1,032,702
35,000	Kinder Morgan Inc., 9.750%, 10/26/18	1,708,000
25,000	NextEra Energy Inc., 6.371%, 09/01/18	1,560,500

		5,968,037

	Financial Services — 3.9%
20,000	Alibaba - Mandatory Exchange Trust, 5.750%, 06/01/19	2,115,700
20,000	Maiden Holdings Ltd., 7.250%, 09/15/16	1,028,124

Shares		Market Value
24,000	New York Community Capital Trust V, 6.000%, 11/01/51	$1,221,600

		4,365,424

	Food and Beverage — 1.8%
25,000	Tyson Foods Inc., 4.750%, 07/15/17	2,012,750

	Health Care — 8.5%
2,500	Allergan plc, 5.500%, 03/01/18	2,240,850
14,000	Amsurg Corp., 5.250%, 07/01/17	1,970,360
30,000	Anthem Inc., 5.250%, 05/01/18	1,334,100
1,250	Kindred Healthcare Inc., 7.500%, 12/01/17	810,625
15,000	Stericycle Inc., 5.250%, 09/15/18	1,118,850
2,382	Teva Pharmaceutical Industries Ltd., 7.000%, 12/15/18	2,115,216

		9,590,001

	Real Estate Investment Trusts — 4.0%
20,000	American Tower Corp., 5.500%, 02/15/18	2,213,000
20,000	Crown Castle International Corp., 4.500%, 11/01/16	2,309,200

		4,522,200

	Telecommunications — 1.8%
20,000	Frontier Communications Corp., 11.125%, 06/29/18	1,977,600

	Wireless Communications — 2.1%
30,000	T-Mobile US Inc., 5.500%, 12/15/17	2,342,100

	TOTAL MANDATORY CONVERTIBLE SECURITIES	31,652,425

	TOTAL INVESTMENTS — 100.0% (Cost $109,163,348)	$112,293,757

	Aggregate tax cost	$109,163,348

	Gross unrealized appreciation	$11,351,163
	Gross unrealized depreciation	(8,220,754)

	Net unrealized appreciation/depreciation	$3,130,409

See accompanying notes to schedule of investments.

Bancroft Fund Ltd.

Schedule of Investments (Continued) — July 31, 2016 (Unaudited)

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, the market value of Rule 144A securities amounted to $13,855,307 or 12.34% of total investments

(b)

At July 31, 2016, the Fund held an investment in a restricted and illiquid security amounting to $326,875 or 0.29% of total investments , which was valued under methods approved by the Board of Trustees as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	07/31/16 Carrying Value Per Share
200,000	OPKO Health Inc.,	01/25/13-
	3.000%, 02/01/33	06/26/13	$204,171	$163.44
(c)	Mandatory Convertible Securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.

See accompanying notes to schedule of investments.

Bancroft Fund Ltd.

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

Bancroft Fund Ltd.

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of July 31, 2016 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 7/31/16
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Convertible Corporate Bonds (a)	—	$70,280,818	—	$70,280,818
Convertible Preferred Stocks:
Business Services	—	—	$749,999	749,999
Financial Services	$5,605,890	328,625	—	5,934,515
Other Industries (a)	2,740,000	936,000	—	3,676,000
Total Convertible Preferred Stocks	8,345,890	1,264,625	749,999	10,360,514
Mandatory Convertible Securities:
Financial Services	1,221,600	3,143,824	—	4,365,424
Health Care	8,779,376	810,625	—	9,590,001
Other Industries (a)	16,822,687	874,313	—	17,697,000
Total Mandatory Convertible Securities	26,823,663	4,828,762	—	31,652,425
TOTAL INVESTMENTS IN SECURITIES	$35,169,553	$76,374,205	$749,999	$112,293,757

(a)	Please refer to the Schedule of Investments (“SOI”) for the industry classifications of these portfolio holdings.

During the nine month period ended July 31, 2016, the Fund had transfers of $29,499,405 or 24.91% of net assets as of October 31, 2015 from Level 2 to Level 1. Transfers from Level 2 to Level 1 are due to an increase in market activity, e.g., frequency of trades, which resulted in an increase in available market inputs to determine price.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in

Bancroft Fund Ltd.

Notes to Schedule of Investments (Unaudited) (Continued)

Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For restricted securities the Fund held as of July 31, 2016, refer to the Schedule of Investments.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

BANCROFT FUND LTD.

One Corporate Center

Rye, NY 10580-1422

t  800-GABELLI (800-422-3554)

f  914-921-5118

e info@gabelli.com

   GABELLI.COM

TRUSTEES	Nicholas W. Platt
Former Managing Director,
Mario J. Gabelli, CFA	FTI Consulting Inc.
Chairman and
Chief Executive Officer,	Anthonie C. van Ekris
GAMCO Investors, Inc.	Chairman,
Chairman and	BALMAC International Inc.
Chief Executive Officer,	OFFICERS
Associated Capital Group Inc.
Jane D. O’Keeffe
Kinchen C. Bizzell, CFA	President
Managing Director,
CAVU Securities	Agnes Mullady
Treasurer
Elizabeth C. Bogan, Ph.D	Andrea R. Mango
Senior Lecturer, Economics	Secretary & Vice President
Princeton University
Laurissa M. Martire
James P. Conn	Ombudsman & Vice President
Former Managing Director &
Chief Investment Officer,	Wayne C. Pinsent, CFA
Financial Security Assurance	Ombudsman & Vice President
Holdings Ltd.
Richard J. Walz
James A. Dinsmore, CFA	Chief Compliance Officer
Portfolio Manager,
Gabelli Funds, LLC	INVESTMENT ADVISER

Frank J. Fahrenkopf	Gabelli Funds, LLC
Former President &
Chief Executive Officer, American Gaming Association	CUSTODIAN State Street Bank and Trust

Company
Daniel D. Harding, CFA
Managing General Director,	COUNSEL
Global Equity Income Fund
Skadden, Arps, Slate, Meagher &
Michael J. Melarkey	Flom LLP
Of Counsel,
McDonald Carano Wilson LLP	TRANSFER AGENT AND
REGISTRAR
Kuni Nakamura
President,	American Stock Transfer and
Advanced Polymer, Inc.	Trust Company

BCV Q3/2016

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Bancroft Fund Ltd.

By (Signature and Title)*	/s/ Jane D. O’Keeffe
Jane D. O’Keeffe, Principal Executive Officer
(principal executive officer)

Date	9/26/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jane D. O’Keeffe
Jane D. O’Keeffe, Principal Executive Officer
(principal executive officer)

Date	9/26/2016

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer
(principal financial officer)

Date	9/26/2016

* Print the name and title of each signing officer under his or her signature.